Comprehensive Income and Capital Structure (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Balances	$ 883,116	$ 817,101			$ 817,101	$ 754,356
Issuance of common stock	315,809				7,943	7,680
Stock-based compensation	7,179	2,348	$ 200	$ 2,400	9,936	7,422	$ 9,266
Net income	7,118	12,907			62,277	53,846	72,607
Other comprehensive loss	(2,469)	(3,224)			(14,141)	(6,203)	(3,002)
Amounts reclassified out of other comprehensive income, net of tax	400
Balances	1,211,153	829,794	817,101		883,116	817,101	754,356
Common Stock
Balances	497	493			493	488
Issuance of common stock	94				4	5
Balances	591		493		497	493	488
Additional Paid-in Capital
Balances	345,934	328,059			328,059	312,962
Issuance of common stock	315,715				7,939	7,675
Stock-based compensation	7,179
Balances	668,828		328,059		345,934	328,059	312,962
Retained Earnings
Balances	557,405	$ 495,128			495,128	441,282
Net income	7,118				62,277	53,846
Balances	564,523		$ 495,128		557,405	$ 495,128	$ 441,282
Accumulated Other Comprehensive Income (Loss)
Balances	(20,720)
Other comprehensive loss	(2,469)
Amounts reclassified out of other comprehensive income, net of tax	400
Balances	$ (22,789)				$ (20,720)